Long-Term Debt - U.S. Dollar-denominated Term Loans - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel term_loan lease	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Number of term loans | term_loan	5
Aggregate principal amount	$ 1,414,465	$ 1,394,856
Number of vessels | lease	9
Long-term debt	$ 927,277	1,223,578
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Number of term loans | term_loan	6
Aggregate principal amount	$ 791,466	$ 791,271
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel	14
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Minimum
Debt Instrument [Line Items]
Fixed interest rate	4.11%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Maximum
Debt Instrument [Line Items]
Fixed interest rate	4.41%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.85%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Teekay Nakilat Joint Venture | Seapeak LLC
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%
Teekay Tangguh Joint Venture | Seapeak LLC
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%